Income Taxes (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Provision at statutory rates	$ (129,123)	$ (37,893)
Provision at statutory rates, percentage	19.11%	19.11%
State income tax, net of federal benefit	$ (60,812)	$ (17,846)
State income tax, net of federal benefit, percentage	9.00%	9.00%
Penalties
Meals & entertainment
Meals & entertainment, percentage	0.00%	1.88%
Stock-based compensation
Stock-based compensation, percentage	0.00%	0.00%
Other tax differences
Other tax differences, percentage	0.00%	0.00%
Valuation Allowance on deferred tax assets	$ 189,935	$ 55,739
Valuation Allowance on deferred tax assets, percentage	(28.11%)	(28.11%)
Total income tax provision
Total income tax provision, percentage	0.00%	0.00%